Commitments and Contingencies - Other commitments (Table) (Details) - Commitments [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Total	$ (21,836)
2022	(19,182)
2023	(2,524)
2024	(130)
Vessel BWTS (3) [Member]
Other Commitments [Line Items]
Total	(21,836)
2022	(19,182)
2023	(2,524)
2024	$ (130)